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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

If amended report check here:      |X|                    Amendment Number:1

This Amendment (Check only one):   | | is a restatement
                                   |X| adds new holding
                                       entries.

Pioneer Investment Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

60 State Street                         Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 028-04037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Jean Bradley                  Director of Compliance                617-422-4524
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                  /s/ Jean Bradley
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Boston, MA    March 2, 2010
                                      ------------------------------------------
                                              (Place and Date of Signing)

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        3

Form 13F Information Table Entry Total:   4

Form 13F Information Table Value Total:   $95,240
                                          (thousands)


List of Other Included Managers:

No.     13F File Number:        Name
----    ----------------        ----
01      28-05167                MetLife Advisers, LLC
03      28-13329                Pioneer Institutional Asset Management, Inc.
04      28-04547                ING Investments LLC



                                                         VALUE     SHARES/ SH/ PUT/ INVSTMT            --------VOTING AUTHORITY-----
  NAME OF ISSUER             -TITLE OF CLASS- --CUSIP-- (x$1000)   PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE    SHARED      NONE
D WESCO INTL INC 6.000%, 9/1 CNVRTBND         95082PAH8     1626   1333000 PRN      DEFINED 1            1333000         0         0
D WESCO INTL INC 6.000%, 9/1 CNVRTBND         95082PAH8     4506   3693840 PRN      DEFINED 3            3693840         0         0
D WESCO INTL INC 6.000%, 9/1 CNVRTBND         95082PAH8     1423   1166000 PRN      DEFINED 4            1166000         0         0
D WESCO INTL INC 6.000%, 9/1 CNVRTBND         95082PAH8    87685  71873000 PRN      SOLE                71873000         0         0

